Other Noncurrent Liabilities - Change in Assets Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 81	$ 79
Liabilities incurred	0	0
Liabilities settled	(1)	(2)
Accretion expense	4	4
Balance at end of year	$ 84	$ 81